Carnival Corporation & Plc Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Nov. 30, 2012		Nov. 30, 2011
Current Assets
Cash and cash equivalents	$ 465		$ 450
Trade and other receivables, net	270		263
Insurance recoverables	460		30
Inventories	390		374
Prepaid expenses and other	236		195
Total current assets	1,821		1,312
Property and Equipment, Net	32,137	[1]	32,054	[1]
Goodwill	3,174		3,322
Other Intangibles	1,314		1,330
Other Assets	715		619
Total assets	39,161		38,637
Current Liabilities
Short-term borrowings	56	[2]	281	[2]
Current portion of long-term debt	1,678	[2]	1,019	[2]
Accounts payable	549		576
Dividends payable	583		194
Claims reserve	553		97
Accrued liabilities and other	845		832
Customer deposits	3,076		3,106
Total current liabilities	7,340		6,105
Long-Term Debt	7,168	[2]	8,053	[2]
Other Long-Term Liabilities	724		647
Commitments and Contingencies
Shareholders' Equity
Additional paid-in capital	8,252		8,180
Retained earnings	18,479		18,349
Accumulated other comprehensive loss	(207)		(209)
Treasury stock, 55 shares at 2012 and 52 shares at 2011 of Carnival Corporation and 33 shares at 2012 and 2011 of Carnival plc, at cost	(2,958)		(2,851)
Total shareholders' equity	23,929		23,832
Liabilities and Equity, Total	39,161		38,637
Common Stock
Shareholders' Equity
Common stock	6		6
Ordinary Shares
Shareholders' Equity
Common stock	$ 357		$ 357

[1]	At November 30, 2012 and 2011, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.0 billion, $12.8 billion, $0.2 billion and $0.1 billion and $17.9 billion, $12.8 billion, $0.2 billion and $0.1 billion, respectively.
[2]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2012, 58% and 42% of our debt was U.S. dollar and euro-denominated, respectively, and at November 30, 2011, 56%, 41% and 3% of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring significant costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 11) could become due, and all debt and derivative contracts could be terminated. At November 30, 2012, we believe we were in compliance with all of our debt covenants.